JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 32.9%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	635	666
American Credit Acceptance Receivables Trust
Series 2020-2, Class A, 1.65%, 12/13/2023(b)	1,075	1,078
Series 2020-1, Class B, 2.08%, 12/13/2023(b)	3,133	3,146
Series 2021-2, Class B, 0.68%, 5/13/2025(b)	5,000	5,006
American Express Credit Account Master Trust
Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,357
Series 2018-5, Class A, 0.44%, 12/15/2025(c)	10,000	10,044
AmeriCredit Automobile Receivables Trust
Series 2019-2, Class A3, 2.28%, 1/18/2024	6,505	6,564
Series 2020-1, Class A3, 1.11%, 8/19/2024	2,820	2,839
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.37%, 8/25/2033‡(c)	113	113
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.74%, 12/25/2032‡(c)	1,591	1,603
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.72%, 9/25/2028‡(c)	47	47
AMSR Trust Series 2020-SFR3, Class A, 1.36%, 9/17/2037(b)	7,104	7,103
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025(b)	3,636	3,661
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027(b)	1,081	1,084
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023(b)	1,429	1,456
Series 2019-3A, Class A, 2.36%, 3/20/2026(b)	10,490	11,027
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	3,400	3,396
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(b)	83	83
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.34%, 1/25/2035‡(c)	789	790
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 0.99%, 12/25/2033‡(c)	516	506
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033(b)	2,391	2,508
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034(b)	5,538	5,660
Series 2020-1A, Class A, 2.98%, 11/15/2035(b)	2,899	2,960
Series 2021-1A, Class A, 2.16%, 4/15/2036(b)	2,802	2,813
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034(b)	1,900	2,024
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	3,095	3,112
Series 2020-4, Class A3, 0.50%, 8/15/2025	2,710	2,720
CarNow Auto Receivables Trust Series 2020-1A, Class A, 1.76%, 2/15/2023(b)	1,576	1,582
Carvana Auto Receivables Trust
Series 2019-3A, Class A3, 2.34%, 6/15/2023(b)	1,453	1,456
Series 2019-3A, Class B, 2.51%, 4/15/2024(b)	3,340	3,378
Series 2020-P1, Class A3, 0.44%, 6/9/2025	3,015	3,024
Series 2020-P1, Class A4, 0.61%, 10/8/2026	2,220	2,215
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 0.94%, 1/25/2032‡(c)	96	99
CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060(b)	2,448	2,496
CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024(b)	318	320
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 0.47%, 8/8/2024(c)	5,000	5,018
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,273
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052(b)	3,079	3,279
Series 2020-2, Class A, 3.38%, 5/15/2052(b)	2,028	2,198
Series 2020-4, Class A, 1.17%, 12/15/2052(b)	5,452	5,416
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 0.69%, 6/25/2033(c)	287	279
Series 2003-BC5, Class M1, 1.14%, 9/25/2033‡(c)	60	63
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	21	21

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Receivables Trust
Series 2020-B, Class A, 1.15%, 7/17/2023(b)	915	916
Series 2020-A, Class B, 2.36%, 2/15/2024(b)	2,080	2,103
Series 2020-C, Class A, 0.63%, 3/15/2024(b)	1,766	1,768
Series 2020-C, Class B, 1.01%, 1/15/2025(b)	1,410	1,417
Series 2021-A, Class B, 0.61%, 2/18/2025(b)	1,750	1,753
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029(b)	10,010	10,147
Series 2020-3A, Class A, 1.24%, 10/15/2029(b)	10,905	11,035
Series 2021-2A, Class A, 0.96%, 2/15/2030(b)	5,580	5,607
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031(b)	758	792
Series 2019-1A, Class A, 2.89%, 2/20/2032(b)	4,312	4,472
Series 2021-1A, Class A, 1.51%, 11/21/2033(b)	1,629	1,640
Discover Card Execution Note Trust
Series 2019-A2, Class A, 0.37%, 12/15/2023(c)	4,097	4,097
Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,219
Drive Auto Receivables Trust Series 2019-4, Class B, 2.23%, 1/16/2024	1,903	1,911
DT Auto Owner Trust
Series 2020-2A, Class A, 1.14%, 1/16/2024(b)	1,736	1,742
Series 2020-3A, Class B, 0.91%, 12/16/2024(b)	2,500	2,514
Series 2021-2A, Class A, 0.41%, 3/17/2025(b)	4,888	4,894
Series 2021-1A, Class C, 0.84%, 10/15/2026(b)	1,300	1,301
Exeter Automobile Receivables Trust
Series 2020-2A, Class A, 1.13%, 8/15/2023(b)	694	695
Series 2019-4A, Class B, 2.30%, 12/15/2023(b)	3,238	3,250
Series 2020-3A, Class B, 0.79%, 9/16/2024	2,865	2,875
Series 2019-1A, Class C, 3.82%, 12/16/2024(b)	1,403	1,417
Series 2021-2A, Class B, 0.57%, 9/15/2025	3,255	3,256
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 1.14%, 4/25/2032‡(c)	82	82
Series 2002-FF4, Class M1, 1.67%, 2/25/2033‡(c)	578	485
Series 2003-FFH1, Class M2, 2.72%, 9/25/2033‡(c)	242	247
Series 2004-FF8, Class M4, 1.70%, 10/25/2034‡(c)	201	202
First Investors Auto Owner Trust
Series 2020-1A, Class A, 1.49%, 1/15/2025(b)	2,107	2,119
Series 2021-1A, Class A, 0.45%, 3/16/2026(b)	3,314	3,319
FirstKey Homes Trust Series 2020-SFR1, Class A, 1.34%, 9/17/2025(b)	12,690	12,733
Flagship Credit Auto Trust
Series 2019-2, Class A, 2.83%, 10/16/2023(b)	729	734
Series 2020-4, Class A, 0.53%, 4/15/2025(b)	3,787	3,796
FORT CRE LLC Series 2018-1A, Class A1, 1.44%, 11/16/2035(b)(c)	3,854	3,854
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(b)	1,063	1,070
Series 2021-1CP, Class A, 0.66%, 3/20/2028(b)	932	932
Fremont Home Loan Trust Series 2005-C, Class M2, 0.83%, 7/25/2035‡(c)	2,024	2,014
GLS Auto Receivables Trust Series 2018-2A, Class B, 3.71%, 3/15/2023(b)	368	369
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	1,498	1,516
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(c)	3,232	3,448
Series 2019-1A, Class A, 3.86%, 10/15/2054(b)	2,414	2,573
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(b)	1,982	2,079
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.28%, 9/15/2030‡(c)	16	16
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(b)	1,499	1,589
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(b)	296	297
Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022(b)	472	475
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032(b)	911	961
Series 2020-AA, Class A, 2.74%, 2/25/2039(b)	1,750	1,823

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hyundai Auto Lease Securitization Trust Series 2021-A, Class B, 0.61%, 10/15/2025(b)	1,475	1,482
Lakeview CDO LLC 1.85%, 11/10/2032‡(c)	1,402	1,402
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	3	1
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027(b)	8,400	8,600
Series 2019-2A, Class A, 2.78%, 4/20/2028(b)	6,003	6,166
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034(b)	2,610	2,660
Series 2021-AA, Class A, 1.86%, 3/20/2036(b)	3,000	3,022
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029(b)	188	188
Series 2019-2A, Class A, 3.13%, 7/16/2029(b)	273	274
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026(b)	6,375	6,398
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(c)	1,068	1,092
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.07%, 4/25/2035‡(c)	2,473	2,516
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 7/20/2031(b)(c)(d)	4,425	4,425
New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.89%, 11/25/2033‡(c)	176	164
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053(b)	9,535	9,586
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(b)	1,058	1,064
OneMain Financial Issuance Trust Series 2020-1A, Class A, 3.84%, 5/14/2032(b)	4,650	4,867
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024(b)	2,503	2,512
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10%, 6/27/2060‡(a)(b)	4,977	5,028
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038(b)	3,030	2,987
Series 2021-SFR4, Class A, 1.56%, 5/17/2038(b)	5,000	5,006
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027(b)	9,000	8,976
Series 2019-SFR1, Class A, 3.42%, 8/17/2035(b)	9,491	9,706
Series 2018-SFR2, Class A, 3.71%, 8/17/2035‡(b)	5,525	5,541
Series 2018-SFR3, Class A, 3.88%, 10/17/2035(b)	4,991	5,052
Series 2019-SFR2, Class A, 3.15%, 5/17/2036(b)	6,946	7,083
Series 2019-SFR4, Class A, 2.69%, 10/17/2036(b)	8,500	8,726
Series 2020-SFR2, Class A, 2.08%, 6/17/2037(b)	5,055	5,172
RASC Trust
Series 2003-KS4, Class MI2, 5.01%, 6/25/2033‡(a)	523	471
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class B, 0.71%, 8/17/2026(b)	2,750	2,748
Santander Drive Auto Receivables Trust
Series 2020-3, Class B, 0.69%, 3/17/2025	3,265	3,276
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(b)	3,996	4,019
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036(b)	1,150	1,184
Series 2020-2A, Class A, 1.33%, 7/20/2037(b)	1,704	1,716
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025(b)	144	144
Series 2017-5, Class A2, 2.78%, 9/25/2026(b)	286	287
SoFi Consumer Loan Program Trust Series 2019-1, Class A, 3.24%, 2/25/2028(b)	18	18
SoFi Professional Loan Program LLC
Series 2016-B, Class A1, 1.29%, 6/25/2033(b)(c)	289	291
Series 2017-E, Class A1, 0.59%, 11/26/2040(b)(c)	176	176
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047(b)	3,006	3,085
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.79%, 4/25/2033‡(c)	32	31
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,933
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,179

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(b)	163	164
Series 2019-A, Class A2, 2.13%, 4/20/2022(b)	3,336	3,353
Series 2020-A, Class A3, 0.68%, 12/20/2023(b)	3,835	3,855
Series 2021-A, Class A3, 0.56%, 3/20/2025(b)	2,000	2,007
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058‡(b)(c)	4,813	5,028
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,331
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038(b)	5,995	5,995
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038(b)	3,291	3,418
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 8/15/2023(b)	1,482	1,493
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050‡(a)(b)	2,157	2,162
Verizon Owner Trust
Series 2018-A, Class A1A, 3.23%, 4/20/2023	859	868
Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,114
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(b)	1,218	1,221
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	3,515	3,526
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	759	760
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050‡(a)(b)	7,242	7,272
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(b)	4,204	4,204
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(b)	2,745	2,804
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024(b)	5,595	5,612
Series 2020-3A, Class A2, 0.56%, 5/15/2024(b)	2,613	2,619
Series 2021-1A, Class A2A, 0.39%, 10/15/2024(b)	5,240	5,245
Series 2020-2A, Class B, 1.32%, 7/15/2025(b)	1,625	1,641
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,235
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,766

TOTAL ASSET-BACKED SECURITIES (Cost $472,205)		477,984

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.1%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	2	2
Series 2004-33, Class 3A3, 2.91%, 12/25/2034(c)	184	192
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	128	126
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 2.53%, 5/25/2034(c)	134	139
Series 2005-A, Class 3A1, 2.37%, 2/25/2035(c)	14	14
Bayview Financing Trust Series 2021-2F, Class M1, 1.57%, 12/31/2049‡(b)(c)	959	959
Bayview Opportunity Master Fund Trust Series 2014-1SBC, 1.56%, 1/10/2031‡(c)	1,188	1,188
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.10%, 11/25/2034‡(c)	180	44
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	4	4
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	323	339
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 2.73%, 10/25/2033(c)	355	349
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.08%, 2/25/2020(c)	38	38
FHLMC Employees Pension Plan 0.09%, 10/25/2032(c)	8,429	8,362
FHLMC STACR REMIC Trust
Series 2020-DNA4, Class M2AR, 1.59%, 8/25/2050(b)(c)	4,676	4,680
Series 2020-DNA6, Class M1, 0.91%, 12/25/2050(b)(c)	3,383	3,384
Series 2021-DNA1, Class M1, 0.66%, 1/25/2051(b)(c)	3,460	3,460

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M1, 0.81%, 8/25/2033(b)(c)	7,090		7,095
FHLMC, REMIC
Series 3952, Class MA, 3.00%, 11/15/2021	37		38
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1370, Class JA, 1.25%, 9/15/2022(c)	1		1
Series 1379, Class W, 1.21%, 10/15/2022(c)	1		1
Series 1508, Class KA, 1.01%, 5/15/2023(c)	—	(e)	—	(e)
Series 1689, Class M, PO, 3/15/2024	26		25
Series 2033, Class PR, PO, 3/15/2024	14		14
Series 1771, Class PK, 8.00%, 2/15/2025	20		22
Series 1981, Class Z, 6.00%, 5/15/2027	6		7
Series 1974, Class ZA, 7.00%, 7/15/2027	36		40
Series 2338, Class FN, 0.60%, 8/15/2028(c)	14		13
Series 3737, Class DG, 5.00%, 10/15/2030	352		376
Series 2477, Class FZ, 0.65%, 6/15/2031(c)	5		5
Series 2416, Class SA, IF, 15.40%, 2/15/2032(c)	27		35
Series 2416, Class SH, IF, 15.80%, 2/17/2032(c)	10		12
Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,502		121
Series 5000, Class CB, 1.25%, 1/25/2035	7,974		8,057
Series 3300, Class FA, 0.40%, 8/15/2035(c)	180		181
Series 3085, Class VS, HB, IF, 28.32%, 12/15/2035(c)	170		273
Series 4867, Class WF, 0.52%, 4/15/2037(c)	15,151		15,304
Series 4350, Class AF, 0.47%, 12/15/2037(c)	3,594		3,573
Series 4350, Class FK, 0.47%, 6/15/2038(c)	3,751		3,738
Series 4515, Class FA, 0.49%, 8/15/2038(c)	2,111		2,126
Series 4350, Class KF, 0.47%, 1/15/2039(c)	710		705
Series 4448, Class TF, 0.44%, 5/15/2040(c)	4,401		4,381
Series 4480, Class FM, 0.47%, 6/15/2040(c)	4,489		4,496
Series 3860, Class FP, 0.50%, 6/15/2040(c)	558		559
Series 4457, Class KF, 0.47%, 10/15/2040(c)	6,934		6,949
Series 4363, Class FA, 0.49%, 9/15/2041(c)	3,117		3,106
Series 4413, Class WF, 0.47%, 10/15/2041(c)	2,991		2,976
Series 4559, Class AF, 0.62%, 3/15/2042(c)	2,020		2,051
Series 4074, Class FE, 0.50%, 7/15/2042(c)	2,482		2,503
Series 4150, Class F, 0.47%, 1/15/2043(c)	5,651		5,696
Series 4161, Class YF, 0.47%, 2/15/2043(c)	4,271		4,305
Series 4281, Class FB, 0.65%, 12/15/2043(c)	3,651		3,694
Series 4606, Class FL, 0.60%, 12/15/2044(c)	6,205		6,290
Series 4594, Class GN, 2.50%, 2/15/2045	2,821		2,957
Series 5072, Class QC, 1.00%, 10/25/2050	6,815		6,665
FHLMC, STRIPS
Series 343, Class F4, 0.47%, 10/15/2037(c)	4,036		4,064
Series 328, Class S4, IF, IO, 2.08%, 2/15/2038(c)	6,113		357
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	45		40
Series T-54, Class 4A, 3.55%, 2/25/2043(c)	1,297		1,407
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.15%, 12/25/2034(c)	151		155
Flagstar Mortgage Trust
Series 2018-5, Class A2, 4.00%, 9/25/2048(b)(c)	507		514
Series 2019-2, Class A2, 3.50%, 12/25/2049(b)(c)	3,456		3,559
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.29%, 2/25/2044(c)	220		232
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.11%, 3/25/2041(c)	610		654
Series 2001-T8, Class A1, 7.50%, 7/25/2041	192		229
FNMA, REMIC
Series 1991-142, Class PL, 8.00%, 10/25/2021	—	(e)	—	(e)
Series 1991-156, Class F, 1.39%, 11/25/2021(c)	2		2
Series 1992-112, Class GB, 7.00%, 7/25/2022	7		7
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(e)	—	(e)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(c)	—	(e)	—	(e)
Series 1992-200, Class FK, 1.68%, 11/25/2022(c)	3		3

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1993-27, Class S, IF, 9.61%, 2/25/2023(c)	5	5
Series 1993-146, Class E, PO, 5/25/2023	11	11
Series 1993-110, Class H, 6.50%, 5/25/2023	11	11
Series 1993-119, Class H, 6.50%, 7/25/2023	1	1
Series 1993-165, Class FH, 1.24%, 9/25/2023(c)	6	6
Series 1993-179, Class FM, 1.63%, 10/25/2023(c)	31	32
Series G94-9, Class PJ, 6.50%, 8/17/2024	100	106
Series 2012-114, Class VE, 3.50%, 10/25/2025	477	478
Series 2013-26, Class AV, 3.50%, 4/25/2026	2,416	2,511
Series 1997-74, Class E, 7.50%, 10/20/2027	13	15
Series 2001-9, Class F, 0.35%, 2/17/2031(c)	2	2
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	33	5
Series 2003-21, Class FK, 0.49%, 3/25/2033(c)	10	10
Series 2013-43, Class YH, 2.50%, 5/25/2033	1,266	1,333
Series 2004-17, Class BF, 0.44%, 1/25/2034(c)	247	248
Series 2006-3, Class SB, IF, IO, 6.61%, 7/25/2035(c)	314	28
Series 2006-16, Class HZ, 5.50%, 3/25/2036	240	276
Series 2006-124, Class FC, 0.44%, 1/25/2037(c)	905	915
Series 2014-23, Class FA, 0.42%, 10/25/2039(c)	15,652	15,676
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,479	1,526
Series 2013-54, Class HF, 0.29%, 10/25/2041(c)	1,749	1,749
Series 2012-93, Class ME, 2.50%, 1/25/2042	2,163	2,267
Series 2012-13, Class FA, 0.67%, 2/25/2042(c)	8,113	8,215
Series 2012-31, Class FB, 0.64%, 4/25/2042(c)	7,367	7,452
Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,582	2,686
Series 2012-119, Class FB, 0.44%, 11/25/2042(c)	4,831	4,866
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,162	3,471
Series 2013-6, Class FL, 0.49%, 2/25/2043(c)	1,063	1,072
Series 2014-49, Class AF, 0.44%, 8/25/2044(c)	190	190
Series 2015-42, Class BF, 0.43%, 6/25/2045(c)	4,877	4,862
Series 2016-25, Class LA, 3.00%, 7/25/2045	11,038	11,712
Series 2016-33, Class JA, 3.00%, 7/25/2045	3,972	4,214
Series 2015-91, Class AF, 0.49%, 12/25/2045(c)	4,452	4,457
Series 2016-58, Class SA, IO, 1.77%, 8/25/2046(c)	15,300	729
Series 2017-108, Class PA, 3.00%, 6/25/2047	2,803	2,948
Series 2017-104, Class LA, 3.00%, 11/25/2047	2,073	2,171
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,276	4,521
Series 2019-77, Class FP, 0.64%, 1/25/2050(c)	14,587	14,727
Series 2014-66, Class WF, 0.47%, 10/25/2054(c)	2,126	2,134
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.47%, 10/25/2042(c)	592	621
Series 2003-W15, Class 3A, 3.88%, 12/25/2042(c)	667	750
Series 2003-W1, Class 2A, 5.60%, 12/25/2042(c)	154	171
Series 2009-W1, Class A, 6.00%, 12/25/2049	278	323
Freedom Frn 0.00%, 3/25/2022	5,000	5,000
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,584
Series 2010-166, Class GP, 3.00%, 4/20/2039	1,090	1,116
Series 2012-61, Class FM, 0.50%, 5/16/2042(c)	4,357	4,405
Series 2012-H21, Class FA, 0.61%, 7/20/2062(c)	1,908	1,918
Series 2012-H29, Class FA, 0.62%, 10/20/2062(c)	2,839	2,851
Series 2013-H16, Class FA, 0.65%, 7/20/2063(c)	8,366	8,407
Series 2014-H07, Class FC, 0.71%, 5/20/2064(c)	12,159	12,296
Series 2014-H11, Class JA, 0.61%, 6/20/2064(c)	3,323	3,347
Series 2014-H17, Class FM, 0.59%, 8/20/2064(c)	9,419	9,483
Series 2015-H03, Class FD, 0.75%, 1/20/2065(c)	5,594	5,659
Series 2015-H04, Class FL, 0.58%, 2/20/2065(c)	9,770	9,826
Series 2015-H12, Class FJ, 0.54%, 5/20/2065(c)	10,549	10,583
Series 2015-H14, Class FB, 0.54%, 5/20/2065(c)	14,375	14,420

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-H12, Class FA, 0.59%, 5/20/2065(c)	6,547	6,588
Series 2015-H15, Class FB, 0.71%, 6/20/2065(c)	9,334	9,429
Series 2015-H19, Class FN, 0.55%, 7/20/2065(c)	10,865	10,925
Series 2015-H23, Class TA, 0.58%, 9/20/2065(c)	13,235	13,323
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	409	433
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	123	126
Impac CMB Trust
Series 2004-3, Class 3A, 0.73%, 3/25/2034(c)	2	2
Series 2004-6, Class 1A2, 0.87%, 10/25/2034(c)	75	76
Series 2005-5, Class A1, 0.73%, 8/25/2035(c)	535	545
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.04%, 3/25/2037(c)	310	295
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 1.95%, 10/25/2033(c)	42	43
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(b)	2,500	2,516
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.70%, 4/21/2034(c)	91	91
Series 2004-13, Class 3A7B, 2.05%, 11/21/2034(c)	311	318
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.49%, 2/25/2033(c)	47	45
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 1.10%, 9/15/2030‡(c)	43	43
Series 2002-TBC1, Class B2, 1.50%, 9/15/2030‡(c)	20	20
Series 2001-TBC1, Class B1, 0.98%, 11/15/2031‡(c)	122	122
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 0.75%, 9/25/2029(c)	197	197
Series 2004-1, Class 2A3, 2.12%, 12/25/2034(c)	125	126
Metlife Securitization Trust Series 2018-1A, Class A, 3.75%, 3/25/2057(b)(c)	3,095	3,232
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 1.59%, 3/25/2033(c)	99	102
Series 2003-HYB1, Class B1, 1.59%, 3/25/2033‡(c)	86	62
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034(c)	959	1,019
Series 2004-5AR, Class 3A3, 2.32%, 7/25/2034(c)	124	130
Series 2004-5AR, Class 3A5, 2.32%, 7/25/2034(c)	697	731
Series 2004-11AR, Class 1A2A, 0.40%, 1/25/2035(c)	277	304
MRA Issuance Trust Series 2021-EBO2, Class A, 0.00%, 12/31/2049(b)(c)	4,450	4,450
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 0.95%, 8/15/2032‡(c)	68	64
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.54%, 2/25/2035(b)(c)	742	644
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.84%, 1/25/2048(b)(c)	2,481	2,486
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	193	198
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.29%, 10/25/2032(c)	248	253
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(b)	6,986	7,041
Series 2020-6, Class A1, 2.36%, 11/25/2025(a)(b)	3,383	3,396
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	10	4
RFMSI Trust
Series 2005-SA2, Class 2A2, 2.95%, 6/25/2035(c)	599	601
Series 2006-SA4, Class 2A1, 4.70%, 11/25/2036(c)	299	292
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	10,366	11,022
Sequoia Mortgage Trust
Series 11, Class A, 1.00%, 12/20/2032(c)	14	14
Series 2003-3, Class A2, 0.96%, 7/20/2033(c)	85	85
Series 2004-11, Class A2, 0.82%, 12/20/2034(c)	568	575
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.80%, 3/19/2034(c)	44	44
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.85%, 7/19/2032(c)	321	275

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 2.46%, 7/25/2033(c)	399	411
Series 2003-40A, Class 4A, 2.25%, 1/25/2034(c)	214	214
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 1.76%, 12/25/2044(c)	1,758	1,695
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(b)	3,559	3,562
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051(a)(b)	1,888	1,890
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(b)	6,600	6,573
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(b)	5,585	5,595
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051(a)(b)	1,859	1,861
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(b)	4,196	4,196
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(b)	5,476	5,480
VOLT XCVIII LLC Series 2021-NPL7, Class A1, 2.12%, 4/25/2051(a)(b)	2,200	2,202
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 2.60%, 6/25/2034(c)	378	389
Series 2004-AR11, Class A, 2.82%, 10/25/2034(c)	224	230

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $445,886)		450,877

CORPORATE BONDS — 13.7%
Automobiles — 0.2%
Hyundai Capital America 1.30%, 1/8/2026(b)	2,960	2,932

Banks — 4.9%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,120
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(f)	1,724	1,794
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027(b)(f)	6,470	6,403
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.84%, 9/13/2023(f)	3,000	3,039
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 1.25%, 12/8/2021(f)	4,000	4,018
Cooperatieve Rabobank UA (Netherlands) (SOFR + 0.30%), 0.31%, 1/12/2024(f)	10,000	10,026
HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,000
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 1.24%, 9/13/2021(f)	2,539	2,547
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.32%, 9/13/2021(f)	3,000	3,009
(ICE LIBOR USD 3 Month + 0.94%), 1.07%, 2/28/2022(f)	4,000	4,026
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.97%), 1.16%, 1/11/2022(f)	3,000	3,015
0.95%, 1/12/2026	2,900	2,865
Toronto-Dominion Bank (The) (Canada) 0.25%, 1/6/2023	10,000	9,999
Truist Financial Corp. 1.20%, 8/5/2025	4,000	4,046
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(f)	6,400	6,673
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.85%, 9/9/2022(f)	6,000	6,009

		71,589

Biotechnology — 0.6%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.80%, 11/21/2022(f)	8,500	8,559

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(f)	1,000	1,025
Morgan Stanley (SOFR + 0.46%), 0.53%, 1/25/2024(f)	10,000	10,022

		11,047

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,656

Consumer Finance — 2.3%
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.61%), 0.80%, 9/9/2021(f)	3,000	3,005
(ICE LIBOR USD 3 Month + 0.28%), 0.47%, 1/12/2024(f)	10,000	10,000
Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,052
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 1.74%, 1/14/2022(f)	4,000	4,033
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.69%), 0.88%, 1/11/2022(f)	4,000	4,016
(SOFR + 0.33%), 0.34%, 1/11/2024(f)	5,000	5,013

		33,119

Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335	4,276

Electric Utilities — 0.6%
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021(f)	3,250	3,258
1.75%, 6/16/2022	5,850	5,850

		9,108

Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. 0.90%, 1/15/2026	1,780	1,754

Insurance — 2.5%
Athene Global Funding 0.95%, 1/8/2024(b)	4,160	4,180
Metropolitan Life Global Funding I (SOFR + 0.32%), 0.33%, 1/7/2024(b)(f)	10,000	10,010
New York Life Global Funding 0.40%, 10/21/2023(b)	8,000	8,002
Principal Life Global Funding II 0.88%, 1/12/2026(b)	8,790	8,648
Protective Life Global Funding 1.17%, 7/15/2025(g)	5,190	5,187

		36,027

Multi-Utilities — 0.4%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.71%, 9/15/2023(f)	6,000	6,003

Oil, Gas & Consumable Fuels — 0.5%
Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,655
Valero Energy Corp. (ICE LIBOR USD 3 Month + 1.15%), 1.33%, 9/15/2023(f)	6,000	6,014

		7,669

Specialty Retail — 0.3%
Home Depot, Inc. (The) 0.90%, 3/15/2028	3,915	3,797

TOTAL CORPORATE BONDS (Cost $197,830)		198,536

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(b)(c)	3,291	3,349
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.93%, 12/18/2037(b)(c)	3,170	3,158
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033(b)	3,500	3,747
Series 2018-DSNY, Class A, 0.95%, 9/15/2034(b)(c)	6,000	6,002
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 0.51%, 1/25/2035(b)(c)	138	137
Series 2005-2A, Class A2, 0.62%, 8/25/2035(b)(c)	616	592
Series 2005-2A, Class M1, 0.74%, 8/25/2035‡(b)(c)	123	117
Series 2007-3, Class A2, 0.38%, 7/25/2037(b)(c)	560	531
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	1,029
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(b)	1,522	1,557
BHMS Series 2018-ATLS, Class A, 1.35%, 7/15/2035(b)(c)	6,000	6,000

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BPR Trust Series 2021-KEN, Class A, 1.35%, 2/15/2029(b)(c)	2,115	2,115
BX Series 2021-MFM1, Class A, 0.80%, 1/15/2034(b)(c)	4,000	4,000
BX Commercial Mortgage Trust Series 2018-IND, Class A, 0.85%, 11/15/2035(b)(c)	1,250	1,251
BX Trust Series 2021-LBA, Class AJV, 0.90%, 2/15/2036(b)(c)	6,500	6,515
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 1.50%, 3/15/2037(b)(c)	9,000	9,011
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037(b)(c)	12,200	12,177
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 2.01%, 1/25/2051(b)(c)	337	339
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 0.56%, 8/25/2025(c)	10,000	10,053
Series K086, Class A1, 3.67%, 12/25/2028	1,740	1,926
Series Q007, Class APT2, 3.30%, 10/25/2047(c)	2,474	2,625
Series Q013, Class APT1, 1.16%, 5/25/2050(c)	5,905	5,955
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,159	4,401
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(b)	5,000	5,320
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A, 0.65%, 12/15/2037(b)(c)	3,655	3,653
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054(b)	5,000	5,132
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032(b)	5,000	5,124
ONE Mortgage Trust Series 2021-PARK, Class A, 0.80%, 3/15/2036(b)(c)	7,000	6,992
PFP Ltd. (Cayman Islands)
Series 2019-5, Class A, 1.07%, 4/14/2036(b)(c)	980	979
Series 2021-7, Class A, 0.95%, 4/14/2038(b)(c)	3,000	2,993
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	3,302	3,377
Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,812
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(b)	1,155	1,164
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.25%, 2/15/2040(b)(c)	3,427	3,437
Series 2020-C58, Class A1, 0.55%, 7/15/2053	1,482	1,481

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $131,210)		133,051

MORTGAGE-BACKED SECURITIES — 5.2%
FHLMC
Pool # 645083, ARM, 2.09%, 12/1/2021(c)	1	1
Pool # 846013, ARM, 2.74%, 6/1/2022(c)	1	1
Pool # 611299, ARM, 2.61%, 1/1/2023(c)	15	15
Pool # 845297, ARM, 2.37%, 2/1/2023(c)	3	3
Pool # 846144, ARM, 2.48%, 6/1/2025(c)	2	2
Pool # 785866, ARM, 2.32%, 12/1/2026(c)	1	1
Pool # 755248, ARM, 2.56%, 12/1/2026(c)	60	60
Pool # 611141, ARM, 2.23%, 1/1/2027(c)	12	13
Pool # 788688, ARM, 2.51%, 8/1/2027(c)	62	62
Pool # 788665, ARM, 2.53%, 11/1/2027(c)	12	12
Pool # 846774, ARM, 2.44%, 12/1/2027(c)	21	21
Pool # 788664, ARM, 2.66%, 7/1/2028(c)	15	15
Pool # 786902, ARM, 2.46%, 10/1/2029(c)	4	4
Pool # 846716, ARM, 2.63%, 12/1/2029(c)	2	2
Pool # 645242, ARM, 3.38%, 1/1/2030(c)	7	7
Pool # 846812, ARM, 2.41%, 4/1/2030(c)	6	6
Pool # 611278, ARM, 2.56%, 7/1/2030(c)	102	102
Pool # 847263, ARM, 2.50%, 4/1/2032(c)	43	43
FHLMC Gold Pools, 30 Year
Pool # C00387, 9.00%, 2/1/2025	2	2
Pool # C35263, 7.50%, 5/1/2028	1	1
Pool # G00981, 8.50%, 7/1/2028	5	6

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Gold Pools, Other
Pool # U49009, 3.00%, 8/1/2028	2,081		2,203
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	9,879		10,550
Pool # RA2904, 3.00%, 6/1/2050	7,813		8,224
Pool # RA2970, 2.50%, 7/1/2050	8,521		8,856
FNMA
Pool # 124510, ARM, 2.32%, 11/1/2021(c)	—	(e)	–	(e)
Pool # 241828, ARM, 2.37%, 11/1/2023(c)	3		3
Pool # 276617, ARM, 1.70%, 4/1/2024(c)	5		5
Pool # 323269, ARM, 2.51%, 1/1/2025(c)	73		74
Pool # 326092, ARM, 2.23%, 7/1/2025(c)	—	(e)	–	(e)
Pool # 313555, ARM, 2.47%, 6/1/2026(c)	1		1
Pool # 423291, ARM, 2.63%, 8/1/2026(c)	32		32
Pool # 70179, ARM, 3.50%, 7/1/2027(c)	4		4
Pool # 535984, ARM, 3.69%, 12/1/2028(c)	12		12
Pool # 576757, ARM, 2.54%, 3/1/2029(c)	15		15
Pool # 323798, ARM, 2.23%, 5/1/2029(c)	3		3
Pool # 540206, ARM, 2.03%, 5/1/2030(c)	22		22
Pool # 594577, ARM, 3.89%, 11/1/2030(c)	29		29
Pool # 124945, ARM, 2.44%, 1/1/2031(c)	1		1
Pool # 555563, ARM, 2.30%, 5/1/2033(c)	78		78
Pool # 725111, ARM, 2.38%, 9/1/2033(c)	27		28
Pool # 788301, ARM, 2.51%, 2/1/2034(c)	44		45
Pool # 545182, ARM, 2.37%, 3/1/2038(c)	4		4
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	591		629
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	378		414
Pool # MA1338, 3.00%, 2/1/2033	1,456		1,540
Pool # MA1401, 3.00%, 4/1/2033	572		605
Pool # MA1490, 3.00%, 7/1/2033	1,864		1,973
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	(e)	—	(e)
Pool # 331955, 7.50%, 11/1/2024	7		7
Pool # 567874, 7.50%, 10/1/2030	23		24
Pool # 995724, 6.00%, 4/1/2039	250		297
Pool # AD0588, 5.00%, 12/1/2039	1,160		1,332
Pool # AD9721, 5.50%, 8/1/2040	435		489
Pool # BM3048, 4.00%, 10/1/2042	4,588		5,111
Pool # AS4592, 4.00%, 2/1/2045	6,526		7,229
Pool # BM5560, 4.00%, 1/1/2046	5,728		6,377
Pool # CA0411, 4.00%, 9/1/2047	5,271		5,858
Pool # CA2489, 4.50%, 10/1/2048	1,718		1,850
Pool # BP7345, 3.00%, 6/1/2050	9,284		9,769
FNMA, 30 Year
Pool # 595470, 7.00%, 3/1/2027	3		4
Pool # 421016, 8.00%, 11/1/2027	1		1
FNMA, Other
Pool # 570566, 12.00%, 11/1/2030	46		49
Pool # BK7908, 4.00%, 11/1/2048	1,317		1,403
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	338		355
GNMA I, 30 Year
Pool # 378315, 7.00%, 6/15/2024	3		3
Pool # 780029, 9.00%, 11/15/2024	—	(e)	—	(e)
Pool # 781090, 9.50%, 7/15/2025	1		1
Pool # 412336, 8.00%, 10/15/2027	5		6
GNMA II, 30 Year
Pool # 314500, 7.40%, 3/20/2022	3		3
Pool # 334396, 7.25%, 8/20/2022	4		4
Pool # 1429, 7.50%, 10/20/2023	2		2
Pool # 2036, 8.00%, 7/20/2025	5		6

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 2270, 8.00%, 8/20/2026	7	7

TOTAL MORTGAGE-BACKED SECURITIES (Cost $74,195)		75,916

	Shares (000)
SHORT-TERM INVESTMENTS — 8.4%
INVESTMENT COMPANIES — 8.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(h)(i) (Cost $122,249)	122,223	122,284

Total Investments — 100.5% (Cost $1,443,575)		1,458,648
Liabilities in Excess of Other Assets — (0.5)%		(7,024)

Net Assets — 100.0%		1,451,624

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
CDO	Collateralized Debt Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal pay downs as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$437,210	$40,774	$477,984
Collateralized Mortgage Obligations	—	448,375	2,502	450,877
Commercial Mortgage-Backed Securities	—	132,934	117	133,051
Corporate Bonds	—	198,536	—	198,536
Mortgage-Backed Securities	—	75,916	—	75,916
Short-Term Investments
Investment Companies	122,284	—	—	122,284

Total Investments in Securities	$122,284	$1,292,971	$43,393	$1,458,648

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$64,189	$—	$(126)	$1		$83	$(30,822)	$7,449	$—	$40,774
Collateralized Mortgage Obligations	6,402	—	18	—	(a)	2,195	(6,113)	—	—	2,502
Commercial Mortgage-Backed Securities	120	—	1	—		—	(4)	—	—	117

Total	$70,711	$—	$(107)	$1		$2,278	$(36,939)	$7,449	$—	$43,393

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(39).

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range(Weighted Average) (a)
	$39,371	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (17.11%)
			Constant Default Rate	0.00% - 7.80% (0.92%)
			Yield (Discount Rate of Cash Flows)	0.98% - 8.00% (2.43%)

Asset-Backed Securities	39,371

	356	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.50% - 10.00% (4.75%)
			Constant Default Rate	0.10% - 3.87% (0.74%)
			Yield (Discount Rate of Cash Flows)	1.04% - 6.08% (2.73%)

Collateralized Mortgage Obligations	356

	117	Discounted Cash Flow	Constant Prepayment Rate	6.00% (6.00%)
			Constant Default Rate	4.20% (4.20%)
			Yield (Discount Rate of Cash Flows)	2.80% (2.80%)

Commercial Mortgage-Backed Securities	117

Total	$39,844

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $3,549. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$107,433	$135,324	$120,473	$(2)	$2	$122,284	122,223	$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.